Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Current CEO(1)		Former CEO(1)		Non-PEO NEOs(2)		Value of Initial Fixed $100 Investment Based on(4)			Company Selected Measure ($ mil)
Fiscal Year (a)	SCT Total for PEO (Larkin) (b)	Comp Actually Paid to PEO(3) (Larkin) (c)	SCT Total For PEO (Roberts) (d)	Comp Actually Paid to PEO(3) (Roberts) (e)	Average SCT Total (f)	Average Comp Actually Paid(3) (g)	Total Shareholder Return (h)	Peer Group Total Shareholder Return(5) (i)	GAAP Net Income(6) ($ mil) (j)	Adjusted EBIT(7) (k)
2023	$4,224,256	$4,925,501	n/a	n/a	$1,440,131	$1,512,609	$197	$252	$43.6	$198
2022	$2,122,477	$1,971,387	n/a	n/a	$984,871	$904,514	$134	$209	$83.3	$111
2021	$2,363,579	$2,606,656	n/a	n/a	$853,298	$834,197	$146	$182	$10.1	$62
2020	$904,545	$1,182,867	$1,541,652	$1,540,379	$710,274	$794,768	$99	$121	($145.1)	$27

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote	For fiscal years 2021 to 2023, Mr. Larkin was the PEO for the company. In fiscal year 2020, Mr. Larkin served as EVP, COO and President and PEO for a portion of the year. Mr. Roberts served as PEO for a portion of the 2020 fiscal year.Each of the four fiscal years presented include the average SCT totals of the Non-PEO NEOs as applicable in each reporting year. Fiscal year 2023 includes: Ms. Curtis, Mr. Radich, Mr. Tatusko, and Ms. Woolsey. Fiscal year 2022 includes: Ms. Curtis, Mr. Radich, Mr. Tatusko, Ms. Woolsey and Mr. Richards (former Operating Group SVP); fiscal year 2021 includes: Ms. Curtis, Mr. Radich, Mr. Tatusko, Mr. Dowd and Ms. Desai (former CFO); and fiscal year 2020 includes: Ms. Desai, Mr. Radich, Mr. Richards (Operating Group SVP) and Mr. Tatusko.
Peer Group Issuers, Footnote	The amount represents the value of an initial fixed $100 investment on December 31, 2019, assuming reinvestment of all dividends.The peer group index is the Dow Jones U.S. Heavy Construction Index.
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the SCT values to determine CAP, as reported in the PVP table above. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such no adjustments are included in the table below. The following table details the applicable adjustments that were made to determine CAP.
PEO SCT Total to CAP Reconciliation

Fiscal Year	Deduct SCT Stock & Options Awards	Add Year- End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Equity Granted in Prior Years	Add Vesting Date Value of Awards Granted During the Year That Vested During the Year	Add Change in Value of Vested Equity Granted in Prior Years	Deduct Fair Value of Equity for Equity Granted that Forfeited/Failed to Meet Vesting Conditions	Total Change in Value of Equity
Larkin (Current PEO)
2023	($1,542,925)	$880,562	$410,577	$823,736	$129,195	$0	$701,145
Average Non-PEO NEOs
2023	($333,438)	$130,500	$39,479	$224,467	$11,470	$0	$72,477

Non-PEO NEO Average Total Compensation Amount	$ 1,440,131	$ 984,871	$ 853,298	$ 710,274
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,512,609	904,514	834,197	794,768
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the SCT values to determine CAP, as reported in the PVP table above. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such no adjustments are included in the table below. The following table details the applicable adjustments that were made to determine CAP.
PEO SCT Total to CAP Reconciliation

Fiscal Year	Deduct SCT Stock & Options Awards	Add Year- End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Equity Granted in Prior Years	Add Vesting Date Value of Awards Granted During the Year That Vested During the Year	Add Change in Value of Vested Equity Granted in Prior Years	Deduct Fair Value of Equity for Equity Granted that Forfeited/Failed to Meet Vesting Conditions	Total Change in Value of Equity
Larkin (Current PEO)
2023	($1,542,925)	$880,562	$410,577	$823,736	$129,195	$0	$701,145
Average Non-PEO NEOs
2023	($333,438)	$130,500	$39,479	$224,467	$11,470	$0	$72,477

Compensation Actually Paid vs. Total Shareholder Return	CAP Versus TSR
Compensation Actually Paid vs. Net Income	Pay Versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Pay Versus Adjusted EBIT
Tabular List, Table

Most Important Performance Measures
Adjusted Earnings Before Interest and Taxes (Adjusted EBIT)
Adjusted Operating Cash Flow as a Percent of Revenue
Adjusted Return on Net Assets (RONA)
Relative TSR

Total Shareholder Return Amount	$ 197	134	146	99
Peer Group Total Shareholder Return Amount	252	209	182	121
Net Income (Loss)	$ 43,600,000	$ 83,300,000	$ 10,100,000	$ (145,100,000)
Company Selected Measure Amount	198	111	62	27
PEO Name	Mr. Larkin	Mr. Larkin	Mr. Larkin
Additional 402(v) Disclosure	Represents the GAAP net income attributable to Granite Construction Inc. (in millions) for each applicable fiscal year end from 2020 to 2023.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest and Taxes (Adjusted EBIT)
Non-GAAP Measure Description	Adjusted EBIT is defined as earnings before interest and taxes, which allows for further adjustments that are approved by the Compensation Committee. See page 31 for additional detail.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Cash Flow as a Percent of Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Return on Net Assets (RONA)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Larkin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,224,256	$ 2,122,477	$ 2,363,579	$ 904,545
PEO Actually Paid Compensation Amount	4,925,501	$ 1,971,387	$ 2,606,656	$ 1,182,867
PEO Name				Mr. Larkin
Roberts [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,541,652
PEO Actually Paid Compensation Amount				$ 1,540,379
PEO Name				Mr. Roberts
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	701,145
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,542,925)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	880,562
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	410,577
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	823,736
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,195
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,477
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(333,438)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,500
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,479
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,467
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,470
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0